UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8797
                                   811-9049

Name of Fund:  Merrill Lynch Small Cap Growth Fund
               Merrill Lynch Master Small Cap Growth Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Small Cap Growth Fund and Merrill Lynch Master Small Cap Growth Portfolio, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Merrill Lynch Small Cap Growth Fund


Schedule of Investments as of August 31, 2004

         Beneficial Interest   Mutual Funds                                                                        Value
              $  295,889,532   Merrill Lynch Master Small Cap Growth Portfolio                               $  283,246,637

                               Total Mutual Funds (Cost - $248,418,034) - 100.1%                                283,246,637

Total Investments (Cost - $ 248,418,034) - 100.1%                                                               283,246,637
Liabilities in Excess of Other Assets - (0.1%)                                                                    (159,607)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $  283,087,030
                                                                                                             ==============


Merrill Lynch Master Small Cap Growth Portfolio


Schedule of Investments as of August 31, 2004

                                          Shares
Industry*                                   Held    Common Stocks                                                  Value
Aerospace & Defense - 3.1%               111,500    Applied Signal Technology, Inc.                          $    3,867,935
                                          46,300   +Armor Holdings, Inc.                                          1,641,798
                                          75,300    Engineered Support Systems, Inc.                              3,253,713
                                                                                                             --------------
                                                                                                                  8,763,446

Air Freight & Logistics - 1.5%            83,300    UTI Worldwide, Inc.                                           4,273,290

Auto Components - 0.9%                   141,578   +LKQ Corporation                                               2,582,383

Beverages - 1.0%                         104,900   +Cott Corporation                                              2,843,839

Biotechnology - 4.8%                     196,800   +Alkermes, Inc.                                                2,091,984
                                         149,100    Connetics Corporation                                         3,824,415
                                          57,400   +Martek Biosciences Corporation                                3,065,160
                                          64,400   +Pharmion Corp.                                                3,166,548
                                          88,000   +QLT Inc.                                                      1,364,000
                                                                                                             --------------
                                                                                                                 13,512,107

Capital Markets - 1.8%                    48,400   +Affiliated Managers Group, Inc.                               2,374,020
                                         181,800   +Cohen & Steers, Inc.                                          2,708,820
                                                                                                             --------------
                                                                                                                  5,082,840

Chemicals - 0.9%                         142,600   +Westlake Chemical Corporation                                 2,495,500

Commercial Banks - 4.2%                   66,200    East West Bancorp, Inc.                                       2,398,426
                                          56,650    Mercantile Bank Corporation                                   1,982,184
                                          89,800   +Texas Capital Bancshares, Inc.                                1,520,314
                                          74,400    Texas Regional Bancshares, Inc. (Class A)                     2,175,456
                                          97,600    UCBH Holdings, Inc.                                           3,918,640
                                                                                                             --------------
                                                                                                                 11,995,020

Commercial Services & Supplies - 6.3%     76,600    The Corporate Executive Board Company                         4,508,676
                                         130,052   +Education Management Corporation                              3,779,311
                                         103,400    Gevity HR, Inc.                                               1,844,656
                                         179,200   +Navigant Consulting, Inc.                                     3,435,264
                                         133,900   +Resources Connection, Inc.                                    4,389,242
                                                                                                             --------------
                                                                                                                 17,957,149

Communications Equipment - 5.2%           86,900    Adtran, Inc.                                                  2,327,182
                                         272,600   +AudioCodes Ltd.                                               3,088,558
                                          76,452   +Avocent Corporation                                           2,179,646
                                         175,600   +Ditech Communications Corporation                             3,778,912
                                         176,200   +Tekelec                                                       3,219,174
                                                                                                             --------------
                                                                                                                 14,593,472

Computers & Peripherals - 1.6%           105,100   +Avid Technology, Inc.                                         4,547,677

Construction Materials - 1.0%             45,000    Eagle Materials Inc.                                          2,920,950

Electronic Equipment &                    42,800   +Digital Theater Systems Inc.                                    552,120
Instruments - 3.2%                        86,700   +FLIR Systems, Inc.                                            5,060,679
                                         111,650    National Instruments Corporation                              2,910,716
                                          42,227   +Plexus Corporation                                              497,856
                                                                                                             --------------
                                                                                                                  9,021,371

Energy Equipment & Service - 6.0%         84,200   +Atwood Oceanics, Inc.                                         3,517,034
                                         116,700   +Cal Dive International, Inc.                                  3,485,829
                                         251,400   +Grant Prideco, Inc.                                           4,593,078
                                         108,400   +National-Oilwell, Inc.                                        3,241,160
                                          73,300   +Offshore Logistics, Inc.                                      2,184,340
                                                                                                             --------------
                                                                                                                 17,021,441

Health Care Equipment &                  140,000   +Abaxis, Inc.                                                  2,107,000
Supplies - 9.5%                           83,650   +Advanced Neuromodulation Systems, Inc.                        2,452,618
                                         134,100   +Align Technology, Inc.                                        2,054,412
                                          87,900   +ArthroCare Corporation                                        2,109,600
                                          60,200    Cooper Companies, Inc.                                        3,488,590
                                         180,100   +Cytyc Corporation                                             4,315,196
                                          91,306   +Integra LifeSciences Holdings(c)                              2,727,310
                                          87,000   +Kyphon Inc.                                                   1,942,710
                                          54,000   +Ventana Medical Systems, Inc.                                 2,629,260
                                         115,600   +Wright Medical Group, Inc.                                    3,121,200
                                                                                                             --------------
                                                                                                                 26,947,896

Health Care Providers &                  112,303   +Psychiatric Solutions, Inc.                                   2,460,559
Services - 3.1%                           67,800   +Renal Care Group, Inc.                                        2,147,226
                                         154,900    Select Medical Corporation                                    2,057,072
                                          60,700   +United Surgical Partners International, Inc.                  2,191,877
                                                                                                             --------------
                                                                                                                  8,856,734

Hotels, Restaurants & Leisure - 6.8%     132,900   +LIFE TIME FITNESS, Inc.                                       3,302,565
                                          82,508   +Red Robin Gourmet Burgers                                     2,885,305
                                          87,200    Ruby Tuesday, Inc.                                            2,358,760
                                         195,000   +Scientific Games Corporation                                  3,320,850
                                         158,300    Station Casinos, Inc.                                         7,281,800
                                                                                                             --------------
                                                                                                                 19,149,280

IT Services - 4.5%                        81,300   +CACI International Inc. (Class A)                             3,958,497
                                         108,300   +Cognizant Technology Solutions Corporation                    2,969,586
                                          81,200    Global Payments Inc.                                          3,602,032
                                          64,200   +iPayment Holdings, Inc.                                       2,259,840
                                                                                                             --------------
                                                                                                                 12,789,955

Insurance - 1.2%                          99,600   +ProAssurance Corporation                                      3,362,496

Internet Software & Services - 2.5%       87,700   +Digital River, Inc.                                           2,110,939
                                         265,500   +iVillage Inc.                                                 1,542,555
                                          87,100   +Jupitermedia Corporation                                      1,251,627
                                         287,200   +ValueClick, Inc.                                              2,076,456
                                                                                                             --------------
                                                                                                                  6,981,577

Machinery - 3.8%                         108,500   +Actuant Corporation (Class A)                                 4,105,640
                                          92,900    Joy Global Inc.                                               2,815,799
                                          78,200    Oshkosh Truck Corporation                                     3,985,072
                                                                                                             --------------
                                                                                                                 10,906,511

Metals & Mining - 2.9%                   107,100    AMCOL International Corporation                               1,832,481
                                         134,000   +Century Aluminum Company                                      3,320,520
                                          96,100    Steel Dynamics, Inc.                                          3,013,696
                                                                                                             --------------
                                                                                                                  8,166,697

Oil & Gas - 5.2%                         257,050   +Brigham Exploration Company                                   2,094,957
                                          74,200   +General Maritime Corporation                                  2,024,176
                                         288,000    OMI Corporation (New Shares)                                  3,663,360
                                          67,300   +Southwestern Energy Company                                   2,393,861
                                         112,200   +Ultra Petroleum Corp.                                         4,661,910
                                                                                                             --------------
                                                                                                                 14,838,264

Pharmaceuticals - 4.6%                   163,600   +Impax Laboratories, Inc.                                      2,341,116
                                         150,500   +MGI Pharma, Inc.(c)                                           3,496,115
                                          85,100    Medicis Pharmaceutical (Class A)                              3,116,362
                                         170,000   +Salix Pharmaceuticals, Ltd.                                   3,976,300
                                                                                                             --------------
                                                                                                                 12,929,893

Semiconductors & Semiconductor           183,100   +Microsemi Corporation                                         1,975,649
Equipment -1.4%                          115,800   +Semtech Corporation                                           2,094,822
                                                                                                             --------------
                                                                                                                  4,070,471

Software - 2.4%                          107,600   +Altiris, Inc.                                                 2,553,348
                                          34,700   +MicroStrategy Incorporated (Class A)                          1,200,967
                                         331,100   +Opsware, Inc.                                                 2,085,930
                                          58,700   +RSA Security Inc.                                               874,043
                                                                                                             --------------
                                                                                                                  6,714,288

Specialty Retail - 1.1%                   79,050   +Guitar Center, Inc.                                           3,237,888

Textiles, Apparel & Luxury                86,400   +Deckers Outdoor Corporation                                   2,536,704
Goods - 0.9%

Trading Companies &                       65,400    Hughes Supply, Inc.                                           3,962,586
Distributors - 3.0%                      145,200    MSC Industrial Direct Co., Inc. (Class A)                     4,511,364
                                                                                                             --------------
                                                                                                                  8,473,950

Wireless Telecommunication               203,600   +American Tower Corporation (Class A)(c)                       3,031,604
Services - 1.9%                           49,600   +SpectraSite, Inc.                                             2,229,024
                                                                                                             --------------
                                                                                                                  5,260,628

                                                    Total Common Stocks  (Cost - $238,005,143) - 96.3%          272,833,717


                             Beneficial Interest    Short-Term Investments
                                    $ 12,014,082    Merrill Lynch Liquidity Series, LLC Cash
                                                    Sweep Series I (a)                                           12,014,082
                                       6,595,850    Merrill Lynch Liquidity Series, LLC Money
                                                    Market Series (a)(b)                                          6,595,850

                                                    Total Short-Term Investments
                                                    (Cost - $18,609,932) - 6.6%                                  18,609,932

Total Investments  (Cost - $256,615,075**)  - 102.9%                                                            291,443,649
Liabilities in Excess of Other Assets - (2.9%)                                                                  (8,197,012)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $  283,246,637
                                                                                                             ==============

(a) Investments in companies considered to be an affiliate of the Portfolio
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  Interest/
                                                     Net           Dividend
    Affiliate                                      Activity         Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                  $ (2,138,195)      $ 44,564
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                 $ (2,666,725)      $  2,436
    Merrill Lynch Premier Institutional Fund     (3,087,525)      $     85


(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.

  * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal tax purposes were as follows:

    Aggregate cost                                      $  257,138,814
                                                        ==============
    Gross unrealized appreciation                       $   44,581,233
    Gross unrealized depreciation                         (10,276,398)
                                                        --------------
    Net unrealized appreciation                         $   34,304,835
                                                        ==============


  + Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund and Merrill Lynch Master Small Cap Growth Portfolio


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Small Cap Growth Fund and
       Merrill Lynch Master Small Cap Growth Portfolio


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Small Cap Growth Fund and
       Merrill Lynch Master Small Cap Growth Portfolio


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Small Cap Growth Fund and
       Merrill Lynch Master Small Cap Growth Portfolio


Date: October 18, 2004